[LOGO]
EATON VANCE
=================
     MUTUAL FUNDS

INVESTING FOR THE 21ST CENTURY-REGISTERED TRADEMARK-

[PHOTO]

SEMIANNUAL REPORT FEBRUARY 29, 2000

[PHOTO]                           EATON VANCE
                                 GREATER CHINA
                                  GROWTH FUND


                                                 [LOGO]
                                         75 YEARS OF EXCELLENCE
                                               EATON VANCE
                                            75TH ANNIVERSARY

[PHOTO]

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 29, 2000
INVESTMENT UPDATE

[PHOTO]
Adaline M. Ko
Portfolio Manager

Investment Environment
--------------------------------------------------------------------------------
- Some Greater China markets rallied strongly in the six months ended
  February 29, 2000, as stronger consumer activity and a surge in technology exports provided a boost to the economy. Reflecting the markets' strength, the Morgan Stanley All Country Far East Free ex Japan Index rose 5.44% during the period.(1)

- A recent study suggests that the Internet boom in the China region may constitute an enormous economic force in coming years. Salomon Smith Barney has forecasted that Internet revenues for selected China region countries, estimated at $2.2 billion for 2000, will soar to $92 billion by 2005.

- In the wake of modest GDP growth in 1999, China's government announced new measures to boost economic growth. China is also expected to shift to a market-driven interest rate structure in preparation for admission to the World Trade Organization.

The Fund
--------------------------------------------------------------------------------
  PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of 35.61% during the six months ended February 29, 2000.2 This return resulted from an increase in net asset value per share (NAV) to $15.46 on February 29, 2000 from $11.40 on August 31, 1999.

- The Fund's Class B shares had a total return of 35.28% during the six months ended February 29, 2000.2 This return resulted from an increase in NAV to $13.88 on February 29, 2000 from $10.26 on August 31, 1999.

- The Fund's Class C shares had a total return of 35.10% during the six months ended February 29, 2000.2 This return resulted from a rise in NAV to $9.43 on February 29, 2000 from $6.98 on August 31, 1999.

  RECENT PORTFOLIO DEVELOPMENTS

- The Portfolio's largest country weightings at February 29 were Hong Kong, at 61.6%, Taiwan, at 23.5%, and Korea, at 8.5%. While Hong Kong remains Greater China's financial hub, Taiwan is the region's premier producer of electronic components. Korea, meanwhile, is fast becoming the area's leading implementer of Internet technology, helping to hasten the arrival of the "New Economy" to Greater China.

- Telecommunications companies were the Portfolio's largest sector weighting at February 29, followed by financial companies and investment services. Upgrading telecommunications is a critical element in building the infrastructure required by today's global economy. Financial services companies, meanwhile, are anticipating stronger earnings momentum as a result of the region's economic revival and newly implemented banking reforms.

- China Telecom was the Portfolio's largest holding at February 29. The company is the dominant provider of telecom services in Guangdong and Zhejiang, China's most economically advanced provinces. China Telecom has enjoyed strong earnings growth as a result of rapid cellular subscriber growth and its offerings of new value-added telecom services.

- Hong Kong-based Hutchison Whampoa was another large holding. A conglomerate with business interests in telecom, retailing, ports, trading and property management, Hutchison has benefited from the broad economic recovery and recently sold a third of its stake in European telecom Vodaphone for $5 billion.

- Medidas Co. Ltd., a fast-growing, Korea-based company, is deploying Internet solutions for health care applications. Among its products are an electronic medical records system, health care-related websites and Internet-based sales of pharmaceuticals.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fund Information
as of February 29, 2000

Performance(3)                      Class A       Class B       Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                            93.25%        92.24%        92.06%
Five Years                           4.95          4.39          4.14
Life of Fund+                        7.72          5.19         -0.91
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                            82.10%        87.24%        91.06%
Five Years                           3.71          4.05          4.14
Life of Fund+                        6.86          5.19         -0.91

+Inception Dates - Class A: 10/28/92; Class B: 6/7/93; Class C:12/28/93

TEN LARGEST EQUITY HOLDINGS(4)
------------------------------------------------
CHINA TELECOM                              10.7%
HUTCHISON WHAMPOA                          10.2
LI & FUNG LTD.                              8.6
HSBC HOLDINGS LTD.                          7.2
CHEUNG KONG HOLDINGS LTD.                   5.3
HON HAI PRECISION INDUSTRY                  4.4
DELTA ELECTRONICS                           3.3
COMPAL ELECTRONICS                          3.2
CHARTERED SEMICONDUCTOR MANUFACTURING LTD.  2.9
PACIFIC CENTURY CYBERWORKS LTD.             2.5

(1)IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. (2)THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR THE FUND'S CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B AND CLASS C SHARES. (3)RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC AVERAGE ANNUAL RETURNS FOR CLASS A REFLECT A 5.75% SALES CHARGE; CLASS A SHARES REDEEMED WITHIN 3 MONTHS OF PURCHASE, INCLUDING EXCHANGES, WILL BE SUBJECT TO A 1% EARLY REDEMPTION FEE; FOR CLASS B, RETURNS REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5%-1ST AND 2ND YEARS; 4%-3RD YEAR; 3%-4TH YEAR; 2%-5TH YEAR; 1%-6TH YEAR. SEC 1-YEAR RETURN FOR CLASS C REFLECTS 1% CDSC. (4)BASED ON MARKET VALUE. TEN LARGEST HOLDINGS REPRESENT 58.3% OF THE PORTFOLIO'S NET ASSETS. HOLDINGS ARE SUBJECT TO CHANGE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000
Assets
------------------------------------------------------
Investment in Greater China Growth
   Portfolio, at value
   (identified cost, $111,472,632)        $206,936,418
Receivable for Fund shares sold                151,085
------------------------------------------------------
TOTAL ASSETS                              $207,087,503
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    689,241
Accrued expenses                                92,436
------------------------------------------------------
TOTAL LIABILITIES                         $    781,677
------------------------------------------------------
NET ASSETS                                $206,305,826
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $190,371,707
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (71,667,931)
Accumulated net investment loss             (7,861,736)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         95,463,786
------------------------------------------------------
TOTAL                                     $206,305,826
------------------------------------------------------

Class A Shares
------------------------------------------------------
NET ASSETS                                $ 83,636,801
SHARES OUTSTANDING                           5,409,438
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      15.46
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $15.46)      $      16.40
------------------------------------------------------

Class B Shares
------------------------------------------------------
NET ASSETS                                $113,342,934
SHARES OUTSTANDING                           8,164,057
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      13.88
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  9,326,091
SHARES OUTSTANDING                             988,522
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.43
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2000
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $5,336)         $ 1,030,844
Interest allocated from Portfolio               8,926
Expenses allocated from Portfolio            (959,172)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $    80,598
-----------------------------------------------------

Expenses
-----------------------------------------------------
Management fee                            $   222,256
Trustees fees and expenses                      1,574
Distribution and service fees
   Class A                                    177,691
   Class B                                    455,980
   Class C                                     41,193
Transfer and dividend disbursing agent
   fees                                       137,790
Printing and postage                           29,275
Legal and accounting services                  28,256
Registration fees                              25,439
Custodian fee                                  11,218
Miscellaneous                                  38,683
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,169,355
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $    11,213
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    11,213
-----------------------------------------------------

NET EXPENSES                              $ 1,158,142
-----------------------------------------------------

NET INVESTMENT LOSS                       $(1,077,544)
-----------------------------------------------------

Realized and Unrealized Gain
(Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
      (net of foreign taxes, $4,281)      $(2,776,448)
   Foreign currency transactions              (44,190)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,820,638)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $59,724,881
   Foreign currency                           (29,201)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $59,695,680
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $56,875,042
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $55,797,498
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 29, 2000  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $      (1,077,544) $      (480,718)
   Net realized loss                             (2,820,638)     (14,959,924)
   Net change in unrealized
      appreciation (depreciation)                59,695,680       95,002,942
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $      55,797,498  $    79,562,300
----------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $      22,064,525  $    76,846,296
      Class B                                     3,471,690        7,382,152
      Class C                                     6,965,232        2,869,651
   Cost of shares redeemed
      Class A                                   (26,255,688)    (100,800,501)
      Class B                                   (13,700,533)     (33,051,806)
      Class C                                    (8,353,920)      (4,852,288)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     (15,808,694) $   (51,606,496)
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      39,988,804  $    27,955,804
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     166,317,022  $   138,361,218
----------------------------------------------------------------------------
AT END OF PERIOD                          $     206,305,826  $   166,317,022
----------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $      (7,861,736) $    (6,784,192)
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS A
                                  -------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    ----------------------
                                  (UNAUDITED)(1)        1999(1)      1998(1)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $11.400          $ 6.860     $ 17.710
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income (loss)           $(0.062)         $ 0.012     $  0.013
Net realized and unrealized
   gain (loss)                           4.122            4.528      (10.863)
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 4.060          $ 4.540     $(10.850)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $15.460          $11.400     $  6.860
-----------------------------------------------------------------------------

TOTAL RETURN(2)                          35.61%           66.18%      (61.26)%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $83,637          $65,299     $ 56,277
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            2.28%(4)         2.33%        2.27%
   Expenses after custodian
      fee reduction(3)                    2.12%(4)         2.14%        2.15%
   Net investment income
      (loss)                             (0.97)%(4)        0.13%        0.11%
Portfolio Turnover of the
   Portfolio                                22%              57%          42%
-----------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                       CLASS B
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)(1)        1999(1)      1998(1)       1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.260          $ 6.200      $16.130     $ 12.450     $ 11.890     $ 13.160
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment loss                   $ (0.078)         $(0.049)     $(0.041)    $ (0.181)    $ (0.087)    $ (0.038)
Net realized and unrealized
   gain (loss)                           3.698            4.109       (9.889)       3.921        0.647       (1.157)
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  3.620          $ 4.060      $(9.930)    $  3.740     $  0.560     $ (1.195)
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
In excess of net investment
   income                             $     --          $    --      $    --     $ (0.060)    $     --     $ (0.065)
In excess of net realized gain              --               --           --           --           --       (0.010)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $     --          $    --      $    --     $ (0.060)    $     --     $ (0.075)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 13.880          $10.260      $ 6.200     $ 16.130     $ 12.450     $ 11.890
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          35.28%           65.48%      (61.56)%      30.15%        4.71%       (9.06)%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $113,343          $92,860      $75,635     $296,586     $284,575     $324,258
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                         2.71%(5)         2.83%        2.78%        2.66%        2.63%        2.47%
   Expenses after custodian
      fee reduction(3)                    2.55%(5)         2.64%        2.66%        2.63%        2.57%          --
   Net investment loss                   (1.37)%(5)       (0.59)%      (0.40)%      (0.75)%      (0.51)%      (0.02)%
Portfolio Turnover of the
   Portfolio                                22%              57%          42%          48%          42%          32%
--------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as the Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS C
                                  -------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    ----------------------
                                  (UNAUDITED)(1)        1999(1)      1998(1)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 6.980          $ 4.220      $10.970
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment loss                    $(0.056)         $(0.039)     $(0.025)
Net realized and unrealized
   gain (loss)                           2.506            2.799       (6.725)
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 2.450          $ 2.760      $(6.750)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.430          $ 6.980      $ 4.220
-----------------------------------------------------------------------------

TOTAL RETURN(2)                          35.10%           65.40%      (61.53)%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 9,326          $ 8,158      $ 6,449
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            2.78%(4)         2.83%        2.79%
   Expenses after custodian
      fee reduction(3)                    2.62%(4)         2.64%        2.67%
   Net investment loss                   (1.44)%(4)       (0.69)%      (0.36)%
Portfolio Turnover of the
   Portfolio                                22%              57%          42%
-----------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Greater China Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Greater China Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (98.6% at February 29, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1999, the Fund, for federal income tax purposes, had capital loss carryovers which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire August 31, 2004 and August 31, 2007, respectively ($5,709,157 and $53,501,891).

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   February 29, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                             1,684,481        8,778,204
    Redemptions                                      (2,002,156)     (11,256,723)
    ----------------------------------------------------------------------------
    NET DECREASE                                       (317,675)      (2,478,519)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               299,207          900,184
    Redemptions                                      (1,186,341)      (4,050,967)
    ----------------------------------------------------------------------------
    NET DECREASE                                       (887,134)      (3,150,783)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS C                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               919,389          482,097
    Redemptions                                      (1,099,997)        (841,616)
    ----------------------------------------------------------------------------
    NET DECREASE                                       (180,608)        (359,519)
    ----------------------------------------------------------------------------

4 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 29, 2000, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $222,256. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. The Fund was informed that Eaton Vance Distributors, Inc.
   (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $5,779 from the Eaton Vance Greater China Growth Fund as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2000.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class A shares (Class A Plan), Class B shares (Class B Plan) and Class C shares (Class C Plan) (collectively the Plans), pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to both Class B and Class C shares and an amount equal to (a) 0.50% of that portion of the Fund's
   Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A shares average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding uncovered distribution charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of uncovered distribution charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued approximately $96,144, $369,338, and $30,895 for Class A, Class B, and
   Class C shares, respectively to or payable to EVD for the six months ended February 29, 2000, representing approximately 0.27% (annualized), 0.75% (annualized), and 0.75% (annualized) of the average daily net assets for Class A, Class B, and Class C

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   shares, respectively. At February 29, 2000, the amount of uncovered distribution charges EVD calculated under the Plan was approximately $3,175,000 and $4,637,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Funds average daily net assets attributable to Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. The Class C Plan requires the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding uncovered distribution charges of EVD. Service fee payments for the six months ended February 29, 2000 amounted to approximately $81,547, $86,642, and $10,298 for Class A, Class B and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of uncovered distribution charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no uncovered distribution charges exist will be credited to the Fund. EVD received approximately $100,000 and $11,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended February 29, 2000.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $32,522,090 and $49,396,288, respectively, for the six months ended
   February 29, 2000.

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 99.0%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------

HONG KONG -- 61.6%

SECURITY                                  SHARES       VALUE
Broadcasting and Cable -- 1.6%
-------------------------------------------------------------------
Television Broadcasts, Ltd.                  400,000   $  3,289,305
Hong Kong's main no. 1 broadcaster and
world's largest Chinese-language
program producer.
-------------------------------------------------------------------
                                                       $  3,289,305
-------------------------------------------------------------------
Building Materials -- 1.1%
-------------------------------------------------------------------
TCC Hong Kong Cement Holdings, Ltd.        5,630,000   $  2,387,187
Is one of five cement importers and
distributors in Hong Kong.
-------------------------------------------------------------------
                                                       $  2,387,187
-------------------------------------------------------------------
Business Services - Miscellaneous -- 0.7%
-------------------------------------------------------------------
e-New Media Co., Ltd.(1)                   4,140,000   $  1,462,841
One of the market leaders in global
telemedia and internet billing
services company.
-------------------------------------------------------------------
                                                       $  1,462,841
-------------------------------------------------------------------
Chemicals -- 0.2%
-------------------------------------------------------------------
Shanghai Petrochemical                     5,000,000   $    507,529
One of China's largest diversified
petrochemical producers.
-------------------------------------------------------------------
                                                       $    507,529
-------------------------------------------------------------------
Computer Equipment -- 1.1%
-------------------------------------------------------------------
Legend Holdings, Ltd.                        500,000   $  2,312,792
Manufactures and distributes
computer products.
-------------------------------------------------------------------
                                                       $  2,312,792
-------------------------------------------------------------------
Computer Services -- 1.6%
-------------------------------------------------------------------
Computer and Technologies Holdings,
Ltd.(1)                                    1,120,000   $  3,317,058
Is a leading system integrator
in China.
-------------------------------------------------------------------
                                                       $  3,317,058
-------------------------------------------------------------------
Conglomerates -- 1.5%
-------------------------------------------------------------------
Citic Pacific, Ltd.                          608,000   $  3,062,343
Diversified company engaged in
infrastructure, trading, and
distribution, property and
industrial manufacturing.
-------------------------------------------------------------------
                                                       $  3,062,343
-------------------------------------------------------------------
Diversified Trading -- 10.2%
-------------------------------------------------------------------
Hutchison Whampoa                          1,360,000   $ 21,318,806
Diversified company with interests in
property development, ports, retailing,
manufacturing, telecommunications,
media, energy, finance and investment.
-------------------------------------------------------------------
                                                       $ 21,318,806
-------------------------------------------------------------------

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Financial -- 10.5%
-------------------------------------------------------------------
China Everbright Pacific, Ltd.             3,456,000   $  2,442,309
One of China's fastest growing banks.
Hang Seng Bank                               500,000      4,513,157
Banking and related financial services.
HSBC Holdings PLC                          1,322,700     15,168,188
One of the largest banking and financial
services organizations in the world.
-------------------------------------------------------------------
                                                       $ 22,123,654
-------------------------------------------------------------------
Industrial / Manufacturing -- 1.6%
-------------------------------------------------------------------
CIM Co., Ltd.(1)(2)                        1,800,000   $          0
Diversified company with interests in
property and investment, public
transportation, trading and
hotel operations.
Varitronix International, Ltd.             1,520,000      3,320,142
Designs, manufactures and sells liquid
crystal displays and related products.
-------------------------------------------------------------------
                                                       $  3,320,142
-------------------------------------------------------------------
Information Services -- 2.7%
-------------------------------------------------------------------
Pacific Century Cyberworks, Ltd.(1)        1,866,000   $  5,310,672
Is a listed technology and
media company.
Tom.com, Ltd.(1)                           1,178,000        269,420
Is an internet service provider,
specializes in multi-lingual China
related portal services including
"Lifestyles for Chinese" and "China
Experience" content and e-commerce. The
company also has investments in
software development.
-------------------------------------------------------------------
                                                       $  5,580,092
-------------------------------------------------------------------
Infrastructure -- 0.5%
-------------------------------------------------------------------
New World Infrastructure(1)                  900,000   $  1,006,065
The group owns roads and bridges,
container terminals in Hong Kong and
China, power stations, water treatment
plants, and information
infrastructure projects.
-------------------------------------------------------------------
                                                       $  1,006,065
-------------------------------------------------------------------
Investment Services -- 9.8%
-------------------------------------------------------------------
Chinney Alliance Group, Ltd.(1)           26,660,000   $  1,010,523
Is an investment holding company whose
subsidiaries are engaged in the
industrial products agency business,
financial services, property development
and holding, management and operation of
car parking facilities, sale of private
education and pension plans in the
pre-need industry in the Philippines,
and agro-trading/manufacturing.
Founder Hong Kong, Ltd.(1)                 2,000,000      1,606,106
One of the designated leaders in the
high tech industry.
Li & Fung, Ltd.                            4,624,000     18,002,159
World's largest garment
outsourcing agent.
-------------------------------------------------------------------
                                                       $ 20,618,788
-------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Properties -- 5.3%
-------------------------------------------------------------------
Cheung Kong Holdings, Ltd.                   830,000   $ 11,037,801
Property development and construction.
-------------------------------------------------------------------
                                                       $ 11,037,801
-------------------------------------------------------------------
Telecommunications -- 11.9%
-------------------------------------------------------------------
Cable and Wireless HKT, Ltd.                 750,000   $  2,500,707
Largest telecom provider in Hong Kong.
China Telecom(1)                           2,450,000     22,507,966
Consists of the two largest provincial
mobile telephone operators in China.
-------------------------------------------------------------------
                                                       $ 25,008,673
-------------------------------------------------------------------
Transportation -- 1.3%
-------------------------------------------------------------------
China Merchants Hai Hong Holdings          3,437,000   $  2,130,792
Engaged in the Industrial and
Infrastructure business.
China Ship Development Co., Ltd.(1)        4,000,000        498,535
Operates bulk and oil vessels in China.
-------------------------------------------------------------------
                                                       $  2,629,327
-------------------------------------------------------------------
Total Hong Kong
   (identified cost $62,605,970)                       $128,982,403
-------------------------------------------------------------------

MALAYSIA -- 1.8%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Investment Services -- 1.8%
-------------------------------------------------------------------
RHB Capital Berhad                         2,410,000   $  3,836,923
Third largest bank in Malaysia with a
retail focus.
-------------------------------------------------------------------
                                                       $  3,836,923
-------------------------------------------------------------------
Total Malaysia
   (identified cost $2,426,171)                        $  3,836,923
-------------------------------------------------------------------

REPUBLIC OF KOREA -- 8.5%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Computer Services -- 2.3%
-------------------------------------------------------------------
Dauo Technology, Inc.(1)                      68,700   $  1,791,743
Is a leading provider of
internet-related solution products.
Korea Information & Communications Co.,
Ltd.(1)                                       35,399      3,101,428
Is the leading provider of local credit
card inquiry management services.
-------------------------------------------------------------------
                                                       $  4,893,171
-------------------------------------------------------------------
Electronics -- 3.1%
-------------------------------------------------------------------
Samsung Corp.(1)                             160,000   $  1,739,892
Largest and most diversified trading
conglomerate in South Korea.
Samsung Electronics(1)                        21,085      4,772,112
Manufacturer of home appliances,
telecommunications products, computers
and semiconductors.
-------------------------------------------------------------------
                                                       $  6,512,004
-------------------------------------------------------------------
Information Services -- 1.7%
-------------------------------------------------------------------
Medidas Co., Ltd.                            116,463   $  3,644,923
The company develops and provides
medical-related solutions such as
electronic medical record systems and
e-commerce solutions of pharmaceuticals.
The company also operates health care
internet sites.
-------------------------------------------------------------------
                                                       $  3,644,923
-------------------------------------------------------------------
Telecommunications Services -- 0.2%
-------------------------------------------------------------------
Korea Thrunet Co., Ltd., Class A(1)            5,940   $    351,202
Is the leading provider of broadband
internet services via cable modem
in Korea.
-------------------------------------------------------------------
                                                       $    351,202
-------------------------------------------------------------------
Telephone Utilities -- 1.2%
-------------------------------------------------------------------
Korea Telecom Corp. ADR                       56,800   $  2,470,800
Monopolistic telecommunications service
provider for South Korea.
-------------------------------------------------------------------
                                                       $  2,470,800
-------------------------------------------------------------------
Total Republic of Korea
   (identified cost $11,939,096)                       $ 17,872,100
-------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SINGAPORE -- 3.1%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Computers and Business Equipment -- 0.2%
-------------------------------------------------------------------
ST Assembly Test Services, Ltd.(1)            87,000   $    393,734
Is a leading provider of back-end IC
test services for mixed-signal and
communications chips.
-------------------------------------------------------------------
                                                       $    393,734
-------------------------------------------------------------------
Semiconductors -- 2.9%
-------------------------------------------------------------------
Chartered Semiconductor Manufacturing,
Ltd.(1)(2)                                   710,000   $  6,055,701
Is a pure-play foundry providing
advanced technology wafer manufacturing
services for the global seminconductor.
-------------------------------------------------------------------
                                                       $  6,055,701
-------------------------------------------------------------------
Total Singapore
   (identified cost $2,170,199)                        $  6,449,435
-------------------------------------------------------------------

TAIWAN -- 23.5%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Chemicals -- 1.7%
-------------------------------------------------------------------
Nan Ya Plastic(1)                          1,603,129   $  3,550,905
Producer of PVC/non-PVC secondary
processed goods, polyester fibers, PCB's
and CCLs.
-------------------------------------------------------------------
                                                       $  3,550,905
-------------------------------------------------------------------
Communications Equipment -- 1.0%
-------------------------------------------------------------------
Zyxel Communications Corp.(1)                492,000   $  2,115,440
The company develops, manufactures and
markets communication products.
-------------------------------------------------------------------
                                                       $  2,115,440
-------------------------------------------------------------------
Computer Equipment -- 5.2%
-------------------------------------------------------------------
Asustek Computer, Inc.(1)                    347,131   $  4,330,657
Highly profitable motherboard producer
in Taiwan supplying to Intel.
Compal Electronics(1)                      1,914,817      6,673,792
Production of color monitors, portable
computers, terminals and others.
-------------------------------------------------------------------
                                                       $ 11,004,449
-------------------------------------------------------------------
Computers and Business Equipment -- 1.4%
-------------------------------------------------------------------
CMC Magnetics Corp.(1)                       578,000   $  2,955,896
Is a leading provider of optical and
magnetic storage media.
-------------------------------------------------------------------
                                                       $  2,955,896
-------------------------------------------------------------------
SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Electrical / Electronics -- 7.6%
-------------------------------------------------------------------
Delta Electronics                          1,430,400   $  6,895,739
Produces switching power supplies, local
area network components and electrical
parts, filters and electrical
magnetic components.
Hon Hai Precision Industry(1)                980,000      9,129,642
Taiwan's largest connector manufacturer
and one of the largest global PC
case manufacturers.
-------------------------------------------------------------------
                                                       $ 16,025,381
-------------------------------------------------------------------
Electronic Components - Instruments -- 1.4%
-------------------------------------------------------------------
Walsin Technology Corp.(1)                   450,000   $  2,931,596
The company researches, develops,
manufactures, and markets ceramic
electronic components for electronic and
electrical industries.
-------------------------------------------------------------------
                                                       $  2,931,596
-------------------------------------------------------------------
Electronics - Semiconductors and Related -- 1.8%
-------------------------------------------------------------------
United Microelectronics Corp., Ltd.(1)     1,043,000   $  3,822,068
Is a leader in advanced process
technology in the
semiconductor industry.
-------------------------------------------------------------------
                                                       $  3,822,068
-------------------------------------------------------------------
Financial -- 1.3%
-------------------------------------------------------------------
Bank Sinopac(1)                            3,877,390   $  2,664,916
The company is one of the banks
in Taiwan.
-------------------------------------------------------------------
                                                       $  2,664,916
-------------------------------------------------------------------
Semiconductors -- 2.1%
-------------------------------------------------------------------
Taiwan Semiconductor Manufacturing,
Co.(1)                                       676,500   $  4,429,202
World's largest independent
semiconductor foundry.
-------------------------------------------------------------------
                                                       $  4,429,202
-------------------------------------------------------------------
Total Taiwan
   (identified cost $29,837,175)                       $ 49,499,853
-------------------------------------------------------------------

THAILAND -- 0.5%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Utilities -- 0.5%
-------------------------------------------------------------------
Electricity Generating (Foreign)(1)        1,100,000   $    988,456
Involved in privatizing electricity
in Thailand.
-------------------------------------------------------------------
                                                       $    988,456
-------------------------------------------------------------------
Total Thailand
   (identified cost $2,474,939)                        $    988,456
-------------------------------------------------------------------
Total Common Stocks
   (identified cost $111,453,550)                      $207,629,170
-------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

RIGHTS -- 0.0%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------

TAIWAN -- 0.0%

SECURITY                                  SHARES       VALUE
Computers and Business Equipment -- 0.0%
-------------------------------------------------------------------
CMC Magnetics Corp.                           35,258   $     42,493
Is a leading provider of optical and
magnetic storage media.
-------------------------------------------------------------------
                                                       $     42,493
-------------------------------------------------------------------
Total Taiwan
   (identified cost $0)                                $     42,493
-------------------------------------------------------------------
Total Rights
   (identified cost $0)                                $     42,493
-------------------------------------------------------------------
Total Investments -- 99.0%
   (identified cost $111,453,550)                      $207,671,663
-------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.0%                 $  2,168,423
-------------------------------------------------------------------
Net Assets -- 100.0%                                   $209,840,086
-------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TOP TEN HOLDINGS

                                                                               PERCENTAGE
  COMPANY                            INDUSTRY SECTOR                           OF NET ASSETS  VALUE
  -------------------------------------------------------------------------------------------------------
  China Telecom                      Telecommunications                            10.7%      $22,507,966
  Hutchison Whampoa                  Diversified Trading                           10.2        21,318,806
  Li & Fung, Ltd.                    Investment Services                            8.6        18,002,159
  HSBC Holdings PLC                  Financial                                      7.2        15,168,188
  Cheung Kong Holdings, Ltd.         Properties                                     5.3        11,037,801
  Hon Hai Precision Industry         Electrical / Electronics                       4.4         9,129,642
  Delta Electronics                  Electrical / Electronics                       3.3         6,895,739
  Compal Electronics                 Computer Equipment                             3.2         6,673,792
  Chartered Semiconductor
    Manufacturing, Ltd.              Semiconductors                                 2.9         6,055,701
  Pacific Century Cyberworks, Ltd.   Information Services                           2.5         5,310,672

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS

                                          PERCENTAGE
COMPANY                                   OF NET ASSETS  VALUE
--------------------------------------------------------------------
Telecommunications                            11.9%      $25,008,673
Financial                                     11.8        24,788,570
Investment Services                           11.7        24,455,711
Diversified Trading                           10.2        21,318,806
Electrical / Electronics                       7.6        16,025,381
Computer Equipment                             6.3        13,317,241
Properties                                     5.3        11,037,801
Semiconductors                                 5.0        10,484,903
Information Services                           4.4         9,225,015
Computer Services                              3.9         8,210,229

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $111,453,550)        $207,671,663
Foreign currency, at value
   (identified cost, $9,133)                     9,133
Receivable for investments sold              2,249,263
Interest and dividends receivable                8,808
Tax reclaim receivable                           1,239
------------------------------------------------------
TOTAL ASSETS                              $209,940,106
------------------------------------------------------

Liabilities
------------------------------------------------------
Due to bank                               $     59,323
Payable to affiliate for Trustees' fees             81
Accrued expenses                                40,616
------------------------------------------------------
TOTAL LIABILITIES                         $    100,020
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $209,840,086
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $113,622,148
Net unrealized appreciation (computed on
   the basis of identified cost)            96,217,938
------------------------------------------------------
TOTAL                                     $209,840,086
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2000
Investment Income
-----------------------------------------------------
Dividends
   (net of foreign taxes, $5,411)         $ 1,039,208
Interest                                        9,004
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 1,048,212
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   679,033
Administration fee                            224,915
Trustees fees and expenses                      7,280
Custodian fee                                 141,539
Legal and accounting services                  35,477
Miscellaneous                                  14,255
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,102,499
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $   134,264
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   134,264
-----------------------------------------------------

NET EXPENSES                              $   968,235
-----------------------------------------------------

NET INVESTMENT INCOME                     $    79,977
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
      (net of foreign taxes, $4,317)      $(2,786,377)
   Foreign currency transactions              (44,616)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,830,993)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $60,335,678
   Foreign currency                           (29,453)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $60,306,225
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $57,475,232
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $57,555,209
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 29, 2000  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment income                  $          79,977  $     1,720,943
   Net realized loss                             (2,830,993)     (15,205,254)
   Net change in unrealized
      appreciation (depreciation)                60,306,225       95,861,420
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      57,555,209  $    82,377,109
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      33,998,178  $    87,077,591
   Withdrawals                                  (49,815,009)    (142,001,532)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (15,816,831) $   (54,923,941)
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      41,738,378  $    27,453,168
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     168,101,708  $   140,648,540
----------------------------------------------------------------------------
AT END OF PERIOD                          $     209,840,086  $   168,101,708
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               1.22%(2)         1.23%        1.19%        1.19%        1.19%        1.10%
Expenses after custodian fee
   reduction                              1.07%(2)         1.05%        1.07%        1.16%        1.12%          --
Net investment income                     0.09%(2)         1.08%        1.19%        0.72%        0.94%        1.35%
Portfolio Turnover                          22%              57%          42%          48%          42%          32%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $209,840         $168,102     $140,649     $537,782     $510,298     $590,417
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Greater China Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company which was organized as a trust under the laws of the State of New York on September 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.
 I Interim Financial Statements -- The interim financial statements relating to
   February 29, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2000, the adviser fee was equivalent to 0.75% (annualized) of average daily net assets. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2000, the administrative fee was 0.25% (annualized) of average daily net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $40,053,140 and $54,830,837, respectively, for the six months ended February 29, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2000 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $111,453,550
    ------------------------------------------------------
    Gross unrealized appreciation             $106,632,861
    Gross unrealized depreciation              (10,414,748)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 96,218,113
    ------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S.

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at February 29, 2000.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2000.

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 29, 2000

INVESTMENT MANAGEMENT

EATON VANCE GREATER CHINA GROWTH FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

GREATER CHINA GROWTH PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Scobie Dickinson Ward
Vice President, Assistant Secretary
and Assistant Treasurer

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

                       THIS PAGE INTENTIONALLY LEFT BLANK

SPONSOR AND MANAGER OF
EATON VANCE GREATER CHINA GROWTH FUND &
ADMINISTRATOR OF GREATER CHINA GROWTH PORTFOLIO
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADVISER OF GREATER CHINA GROWTH PORTFOLIO
LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI  02904-9653
(800) 262-1122











EATON VANCE GREATER CHINA GROWTH FUND
THE EATON VANCE BUILDING
255 STATE  STREET
BOSTON, MA 02109





--------------------------------------------------------------------------------
      This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.CGSRC-4/00406-4/00
--------------------------------------------------------------------------------
406-4/00                                                              CGSRC-4/00